AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2006

FILE NOS. 33-28844
811-5812

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 23

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
AMENDMENT NO. 31

CITIFUNDS PREMIUM TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 Broad Street, New York, New York 10004
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

Robert I. Frenkel
300 First Stamford Place
4th Floor
Stamford, Connecticut 06902

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

Roger P. Joseph
Bingham McCutchen LLP, 150 Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective on December 31, 2006 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

U.S. Treasury Reserves Portfolio and Liquid Reserves Portfolio have also executed this Registration Statement.

P R O S P E C T U S

CITISM INSTITUTIONAL CASH RESERVES

CLASS S SHARES

CITISM PREMIUM LIQUID RESERVES

CITISM PREMIUM U.S. TREASURY RESERVES

December 31, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds and investment advisers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

Funds At A Glance

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that a Fund will achieve its investment goals.

4

Citi Institutional Cash Reserves

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 22.

Fund Goal

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks
Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Subadviser’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the

5

perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

6

Fund Performance
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund’s Class S shares for the calendar years indicated. The table compares the average annual returns for Class S shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class S shares are offered in this prospectus. You should note that the performance of a class will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES
Annual Total Returns — Class S

Calendar Year Ended December 31

As of September 30, 2006, the Class S shares had a year-to-date return of 3.49%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class S		Quarter Ending
Highest	1.59%	9/30/00
Lowest	0.19%	3/31/04

Average Annual Total Returns
As of December 31, 2005

	1 Year	5 Years	Since Inception
Class S	2.98%	2.06%	2.85%*
iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average	2.96%	2.09%	**

*	Class S commenced operations on October 6, 1999.
**	Information regarding performance for this period is not available.

7

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

CITI INSTITUTIONAL CASH RESERVES

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Class S
Management Fees	0.20%
Distribution (12b-1) Fees (includes service fees)	0.25%
Other Expenses	0.04%

Total Annual Operating Expenses*	0.49%

*	Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:	0.35%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio. The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Cash Reserves	1 Year	3 Years	5 Years	10 Years

Class S Shares	$ 50	$ 157	$ 274	$ 615

8

Citi Premium Liquid Reserves

This summary briefly describes Citi Premium Liquid Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 22.

Fund Goal
The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies
Citi Premium Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset-backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks
Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds’ Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Subadviser’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on

9

debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in Bank Obligations. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

Who May Want To Invest
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

•	You’re seeking current income and a stabilized share price.

•	You want to be able to convert your investment to cash quickly with reduced risk to principal.

•	You’re seeking higher returns than are usually available from U.S. Treasury money market funds.

Don’t invest in the Fund if:

•	You’re seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

10

Fund Performance
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM LIQUID RESERVES
Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2006, the Fund had a year-to-date return of 3.40%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

		Quarter Ending
Highest	1.60%	12/31/00
Lowest	0.18%	6/30/04

Average Annual Total Returns
As of December 31, 2005

	1 Year	5 Years	10 Years

Citi Premium Liquid Reserves	2.95%	2.11%	3.77%
iMoneyNet 1st Tier Taxable Money Market Funds Average	2.46%	1.70%	3.43%

11

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM LIQUID RESERVES

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees	0.35%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.09%

Total Annual Operating Expenses*	0.54%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected
to exceed:	0.40%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Premium Liquid Reserves	1 Year	3 Years	5 Years	10 Years

	$ 55	$ 173	$ 302	$ 678

12

Citi Premium U.S. Treasury Reserves

This summary briefly describes Citi Premium U.S. Treasury Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 22.

Fund Goal
The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies
Citi Premium U.S. Treasury Reserves under normal circumstances invests all of its assets in:

•	U.S. Treasury bills, notes and bonds;

•	Treasury receipts; and

•	Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks
Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds’ Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

13

Who May Want To Invest
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium U.S. Treasury Reserves if:

•	You’re seeking current income and a stabilized share price.

•	You want to be able to convert your investment to cash quickly with reduced risk to principal.

•	You want the added safety of a fund that invests only in U.S. government securities.

Don’t invest in the Fund if:

•	You’re seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

Fund Performance
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects certain fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES
Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2006, the Fund had a year-to-date return of 3.14%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

		Quarter Ending
Highest	1.49%	12/31/00
Lowest	0.12%	3/31/04

Average Annual Total Returns
As of December 31, 2005

	1 Year	5 Years	10 Years

Citi Premium U.S. Treasury Reserves	2.57%	1.79%	3.33%
iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average	2.37%	1.63%	3.20%

14

Fund Fees And Expenses

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM U.S. TREASURY RESERVES

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees	0.35%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.08%

Total Annual Fund Operating Expenses*	0.53%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.45%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Premium U.S. Treasury Reserves	1 Year	3 Years	5 Years	10 Years

	$54	$170	$297	$665

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Your Account

How To Buy Shares
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Shares may be purchased from the Funds’ Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless, under certain circumstances, be entitled to vote your shares. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with a Fund’s transfer agent.

How The Price Of Your Shares Is Calculated
Each Fund calculates its net asset value (“NAV”) every day the NYSE is open for trading.

•	Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time

•	Premium Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time

•	Premium U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds’ securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares
You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Funds’ transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds’ transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

A redemption request is deemed received on a business day if it is received prior to the time at which the Fund calculates its NAV on that business day. The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the

16

next time it is calculated after your redemption request has been received. Fund shares are redeemed without a sales charge.

For Citi Institutional Cash Reserves Only:

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which your redemption request is received, or if your redemption request is received by the transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.

For All Other Funds: You will receive your redemption proceeds in federal funds normally on the business day on which your redemption request is received but, in any event, within seven days.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Exchanges
Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the CitiFunds family (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

Frequent Purchases And Redemptions Of Fund Shares

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in

17

order to deter frequent purchases and redemptions of money market fund shares.

The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of a Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the Fund’s portfolio, which could detract from the Fund’s performance.

United Kingdom Investors (Institutional Cash Reserves Only)
Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Legg Mason International Equities Limited. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

Dividends
Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Retirement Accounts
Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

Tax Matters
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally have to pay federal income tax and any state or local taxes on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another

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fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty by supplying the appropriate documentation required by a Fund. For Fund taxable years beginning in 2006 and 2007, a Fund will not withhold with respect to dividends designated as (a) interest-related dividends, to the extent such dividends are derived from that Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from that Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. The Funds anticipate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2007. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

Management Of The Funds

Manager and Subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”) is the Funds’ investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the Funds and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Funds. Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the Funds as subadviser.

Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2006, Western Asset’s total assets under management were approximately $545 billion.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $891 billion.

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Prior to August 1, 2006, Citi Fund Management Inc. (“CFM”) was the Funds’ investment manager. CFM is also a wholly-owned subsidiary of Legg Mason.

Management Fees

For the period from September 1, 2005 through July 31, 2006, CFM received, and for the period from August 1, 2006 through August 31, 2006, LMPFA received, the following fees as a percentage of average daily net assets after waivers:

Fund	Fees paid to CFM 9/1/2005- 7/31/2006	Fees paid to LMPFA 8/1/2006- 8/31/2006

Citi Institutional Cash Reserves	0.12%	0.11%
Citi Premium Liquid Reserves	0.21%	0.11%
Citi Premium U.S. Treasury Reserves	0.27%	0.33%

A discussion regarding the basis for the Board’s approval of each Fund’s management agreement and subadvisory agreement is available in that Fund’s Annual Report for the fiscal year ended August 31, 2006.

Other Information
The Funds’ Boards have approved a number of initiatives designed to streamline and restructure the fund complex, and have authorized seeking shareholder approval for those initiatives where shareholder approval is required. These initiatives include the election of new Boards, the grouping of the Funds for organizational and governance purposes with other funds in the fund complex that are predominantly fixed income funds, and adoption of a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders entitled to vote also are being asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters were mailed in October 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first half of 2007.

Distribution Arrangements
Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Funds’ Distributors.

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

Each Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan for each of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves allows each Fund to pay its Distributors, Service Agents or others a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class S shares allows the Fund to pay to its Distributors, Service Agents or others a monthly fee not to exceed 0.25% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or

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shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

On May 31, 2005, the Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers.

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The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Manager does not believe that this matter will have a material adverse effect on the Affected Funds.

The Funds are not Affected Funds, and therefore did not implement the transfer agent arrangements described above. The Funds have not and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

More About The Funds

The Funds’ goals, principal investments and risks are summarized in Funds At A Glance. More information on investments and investment strategies appears below.

Principal Investment Strategies

Each Fund’s principal investment strategies are the strategies that, in the opinion of its portfolio managers, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the

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Funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the Subadviser to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Subadviser’s opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the portfolio managers will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

Citi Institutional Cash Reserves has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund’s investments be in U.S. dollar denominated “first-tier” securities which have been determined by the Subadviser to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Subadviser’s opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the

What Are Money Market Instruments?
Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

Fund buys it, the portfolio managers will decide whether the security should be held or sold.

Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S.

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Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Premium Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Citi Premium Liquid Reserves also invests only in “first-tier” securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Subadviser’s opinion are of comparable quality. The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Premium U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund’s investment goals and policies may be changed without a shareholder vote. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by a Fund, if expenses exceed a Fund’s income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

Investment Structure. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. A Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that

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other funds invest in the same underlying mutual funds as Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The portfolio managers use a “top-down” approach when selecting securities for the Funds. When using a “top-down” approach, the portfolio managers look first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the portfolio managers select optimal interest rates and maturities and choose certain sectors or industries within the overall market. The portfolio managers then look at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

Portfolio Holdings

Each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the SAI.

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Financial Highlights

The financial highlights table is intended to help you understand Citi Institutional Cash Reserves’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class S share. The total returns in the table represent the rate that an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional Cash Reserves — Class S

For a share of beneficial interest outstanding throughout each year ended August 31:

	Years Ended August 31,

	2006		2005		2004	2003	2002

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.042		0.023		0.008	0.011	0.018
Net realized loss	(0.000	)(1)	(0.000	)(1)	—	—	—

Total Income From Operations	0.042		0.023		0.008	0.011	0.018

Less Distributions From:
Net investment income	(0.042)		(0.023)		(0.008)	(0.011)	(0.018)

Total Distributions	(0.042)		(0.023)		(0.008)	(0.011)	(0.018)

Net Asset Value, End of Year	$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(2)	4.32%		2.29%		0.82%	1.09%	1.83%

Net Assets, End of Year (millions)	$380		$482		$475	$289	$207

Ratios to Average Net Assets:
Gross expenses(3)	0.49%		0.49%		0.50%	0.57%	0.53%
Net expenses(3)(5)	0.35	(4)	0.35	(4)	0.35 (4)	0.35 (4)	0.40
Net investment income	4.16		2.29		0.82	1.04	1.75

(1)	Amount represents less than $0.001 per share.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.
(4)	As a result of an expense limitation, the ratio of expenses to average net assets of Class S shares did not exceed 0.35%.
(5)	Reflects fee waivers and/or expense reimbursements.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Premium Liquid Reserves’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2006 and 2005 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request. The Fund’s financial statements for the fiscal years ended August 31, 2002, 2003 and 2004 were audited by other independent registered public accountants.

Citi Premium Liquid Reserves

For a share of beneficial interest outstanding throughout each year ended August 31:

	Years Ended August 31,

	2006		2005		2004		2003	2002

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Income From Operations:
Net investment income	0.041		0.022		0.008		0.011	0.020
Net realized gain (loss)	(0.000	)(1)	0.000	(1)	0.000	(1)	—	—

Total Income From Operations	0.041		0.022		0.008		0.011	0.020

Less Distributions From:
Net investment income	(0.041)		(0.022)		(0.008)		(0.011)	(0.020)
Net realized gain	—		(0.000	)(1)	(0.000	)(1)	—	—

Total Distributions	(0.041)		(0.022)		(0.008)		(0.011)	(0.020)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return(2)	4.21%		2.25%		0.79%		1.09%	2.06%

Net Assets, End of Year (millions)	$518		$501		$950		$1,532	$1,313

Ratios to Average Net Assets:
Gross expenses(3)	0.54%		0.52%		0.50%		0.50%	0.59%
Net expenses(3)(4)(5)	0.39		0.40		0.40		0.40	0.40
Net investment income	4.13		2.10		0.78		1.07	2.03

(1)	Amount represents less than $0.001 per share.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
(4)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund did not exceed 0.40%.
(5)	Reflects fee waivers and/or expense reimbursements.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Premium U.S. Treasury Reserves’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Premium U.S. Treasury Reserves

For a share of beneficial interest outstanding throughout each year ended August 31:

	Years Ended August 31,

	2006		2005		2004		2003		2002

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.038		0.019		0.006		0.008		0.017
Net realized gain	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	—

Total Income From Operations	0.038		0.019		0.006		0.008		0.017

Less Distributions From:
Net investment income	(0.038)		(0.019)		(0.006)		(0.008)		(0.017)
Net realized gain	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—

Total Distributions	(0.038)		(0.019)		(0.006)		(0.008)		(0.017)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(2)	3.85%		1.90%		0.57%		0.85%		1.70%

Net Assets, End of Year (000s)	$215,707		$384,003		$390,847		$372,823		$724,108

Ratios to Average Net Assets:
Gross expenses(3)	0.53%		0.53%		0.53%		0.53%		0.64%
Net expenses(3)(4)(5)	0.45		0.45		0.45		0.45		0.45
Net investment income	3.70		1.83		0.56		0.91		1.67

(1)	Amount represents less than $0.001 per share.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
(4)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund did not exceed 0.45%.
(5)	Reflects fee waivers and/or expense reimbursements.

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The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund’s investments is available in that Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.leggmason.com/InvestorServices.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 551-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Numbers: 811-5812
811-6740	FD02405 12/06

December 31, 2006

CITISM PREMIUM LIQUID RESERVES
CITISM PREMIUM U.S. TREASURY RESERVES
(The “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2006, for CitiSM Premium Liquid Reserves (also referred to as “Liquid Reserves”) and CitiSM Premium U.S. Treasury Reserves (also referred to as “U.S. Treasury Reserves”). This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described in section 11 hereof. These financial statements can be found in the Funds’Annual Reports to Shareholders. An investor may obtain copies of the Funds’ Prospectuses and Annual Reports without charge by calling 1-800-331-1792 toll-free.

          Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”) serves as manager to the Funds and Portfolios (as defined below) and provides certain oversight services to each Fund and each Portfolio. Western Asset Management Company (“Western Asset” or the “Subadviser”) provides the day-to-day portfolio management of each Fund as subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Prior to August 1, 2006, Citi Fund Management Inc. (“CFM”) was each Fund’s investment manager. CFM is also a wholly-owned subsidiary of Legg Mason.

          Legg Mason Investor Services, LLC (“LMIS” or a “Distributor”), 100 Light Street, Baltimore, Maryland 21202, a wholly-owned broker-dealer subsidiary of Legg Mason Inc., and Citigroup Global Markets Inc. (“CGMI” or a “Distributor”), 388 Greenwich Street, 23rd Floor, New York, New York 10013, are the Funds’distributors. Shares of each Fund are continuously offered by the Distributors and may be purchased from the Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers that have entered into an agreement with the Distributors (called “Service Agents”). The Distributors and Service Agents may receive fees from the Funds pursuant to a shareholder services and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

          The Funds are each separate series of CitiFundsSM Premium Trust (the “Trust”). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio (collectively, the “Portfolios”), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          This statement of additional information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

1. THE FUNDS

          The Trust is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 23, 1989. Prior to January 2, 1998, the Trust was called Landmark Premium Funds. Shares of the Trust are divided into two separate series, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, which are described in this Statement of Additional Information (“SAI”). Prior to January 1, 2001, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves were called CitiFunds Premium Liquid Reserves and CitiFunds Premium U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively. References in this SAI to the Prospectus are to the Prospectus, dated December 31, 2006, of the Funds by which shares of the Funds are offered.

          “Citi” and “CitiFunds” are service marks of Citigroup, licensed for use by Legg Mason as the name of funds and investment advisers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

          Each of the Funds is a type of mutual fund commonly referred to as a “money market fund.” The net asset value of each of the Funds’ shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See “Determination of Net Asset Value.”)

          The Funds utilize a master/feeder structure by investing all the investable assets of Liquid Reserves and U.S. Treasury Reserves in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

          The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves and U.S. Treasury Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Either Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund’s Trustees believe it to be in the best interest of the Fund’s shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

          Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

          The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See “Description of Shares, Voting Rights and Liabilities.” Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

          The Portfolios may sell interests to investors in addition to the Funds. These investors may be funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

          Information about other holders of interests in the Portfolios is available from LMIS.

          The Funds may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Funds invest all or a portion of their assets in multiple investment companies.

2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

          The investment objective of CitiSM Premium Liquid Reserves is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The investment objective of CitiSM Premium U.S. Treasury Reserves is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

          The investment objective of each Fund may be changed without approval by that Fund’s shareholders. Of course, there can be no assurance that either Fund will achieve its investment objectives.

Investment Policies

          All of the investable assets of Liquid Reserves and U.S. Treasury Reserves are invested in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively, each of which has the same investment objective and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments.

          Since the investment characteristics of Liquid Reserves and U.S. Treasury Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both the Funds and the Portfolios, as applicable.

          Either Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any of the Funds were to then invest directly in securities, the Fund’s assets would be invested in accordance with the investment policies described below. The approval of a Fund’s shareholders would not be required to change that Fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio’s investment objectives or any of its investment policies discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

Citi Premium Liquid Reserves

          Citi Premium Liquid Reserves invests all of its investable assets in Liquid Reserves Portfolio, which was formerly called Cash Reserves Portfolio. Liquid Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an “NRSRO”) assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Subadviser under procedures approved by the Board of Trustees) and are determined by the Subadviser under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Liquid Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Liquid Reserves Portfolio are each classified as “diversified,” although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A “diversified investment company” must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Liquid Reserves Portfolio invests, under normal circumstances in:

          (1) Bank obligations — Liquid Reserves Portfolio may invest from time to time up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers’ acceptances. Up to 25% of the Portfolio’s assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the “SEC”). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Subadviser, as that of investing in instruments issued by the branch’s domestic parent.

          Liquid Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Liquid Reserves Portfolio limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of US. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-US. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Subadviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Subadviser.

          Since Liquid Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Liquid Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Liquid Reserves Portfolio generally will be subject to whatever risk may exist that the non-US. country may impose restrictions on payment of certificates of deposit or time deposits. U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Liquid Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

Non-U.S. banks in whose obligations Liquid Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

          (2) Obligations of, or guaranteed by, non-U.S. governments. Liquid Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally,

such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

          (3) Commercial paper rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or, if not rated, determined to be of comparable quality by the Subadviser under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody’s or AAA by Standard & Poor’s. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

          (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

          (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See “Repurchase Agreements” below for a description of repurchase agreements.)

          (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables (“CARS”) and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Liquid Reserves Portfolio may invest in other asset-backed securities.

          Liquid Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio’s investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio’s investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

Citi Premium U.S. Treasury Reserves

          Citi Premium U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Subadviser’s judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO’s assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality, as determined by the Subadviser under procedures approved by the Board of Trustees) and are determined by the Subadviser under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

Structured Instruments

          Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

          Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

Repurchase Agreements

          Each of Liquid Reserves and Liquid Reserves Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio may not invest in repurchase agreements except in unusual circumstances when, in the Subadviser’s judgment, direct U.S. Treasury obligations are not available. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Subadviser believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Subadviser believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund’s total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

Lending of Securities

          Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would receive any income generated by the Fund’s investment of the collateral (subject to a rebate payable to the borrower and the lending agent). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Subadviser to be of good standing, and when, in the judgment of the Subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Subadviser determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

Private Placements and Illiquid Investments

          Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

Investment Restrictions

          The Funds and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a “majority of the outstanding shares” of the applicable Fund or Portfolio, which as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund or the Portfolio. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio, the Fund will either call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders or vote its shares in a Portfolio in the same proportion as the vote of all other investors in the Portfolio.

     Current Investment Restrictions

A Fund or a Portfolio may not:

(1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.

          (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or the Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

(5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Citi Premium Liquid Reserves or Liquid Reserves Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

     Proposed Investment Restrictions

          The Funds have each called a meeting of their respective shareholders, and the Portfolios have each called a meeting of their respective investors, to consider several proposals, including the adoption of revised fundamental investment policies or restrictions. If approved by each Fund’s shareholders and each Portfolio’s investors, each Fund’s and Portfolio’s revised fundamental policies will be as follows:

          (1) Each Fund or Portfolio may not borrow money except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (2) Each Fund or Portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (3) Each Fund or Portfolio may lend money or other assets to the extent permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (4) Each Fund or Portfolio may not issue senior securities except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (5) Each Fund or Portfolio may not purchase or sell real estate except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (6) Each Fund or Portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (7) Each Fund or Portfolio may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Citi Premium Liquid Reserves or Liquid Reserves Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

          If a percentage or rating restriction on investment or utilization of assets (taken at market value) set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

          With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently the Funds do not contemplate borrowing money for leverage, but if a Fund does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy. Rule 2a-7 under the 1940 Act may limit a Fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act. Rule 2a-7 under the 1940 Act may limit a Fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the fund’s manager or a subadviser believes the income justifies the attendant risks. The fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a Fund from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans. Rule 2a-7 under the 1940 Act may limit a Fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin. Rule 2a-7 under the 1940 Act may limit a Fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a money market fund’s purchases of illiquid securities to 10% of net assets. The policy in (5) above will be interpreted not to prevent a Fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Rule 2a-7 under the 1940 Act may limit a Fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a money market fund’s purchases of illiquid securities to 10% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodi-

ties and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities. Rule 2a-7 under the 1940 Act may limit a Fund’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The SEC has taken the position that money market funds may reserve the right to invest without limit in obligations of domestic banks without being deemed to concentrate their investments. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a Fund as to how to classify issuers within or among industries.

          Each Fund’s proposed fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

          The Funds and the Portfolios are each currently classified as a diversified fund under the 1940 Act. This means that the Funds and Portfolios may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of a Fund’s total assets would be invested in securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.

3. DETERMINATION OF NET ASSET VALUE

          The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination of net asset value is normally made once during each such day as of 4:00 p.m., Eastern time, for Liquid Reserves and 2:00 p.m., Eastern time, for U.S. Treasury Reserves, by dividing the value of each Fund’s net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund’s shares outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund’s net asset value may be determined as of the earlier close of these markets. As of the date of this SAI, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

          The value of a Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund’s investment in the corresponding Portfolio is equal to the Fund’s pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund’s pro rata share of the Portfolio’s liabilities.

          The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than ½ of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

          Pursuant to the rules of the SEC, the Funds’ and the Portfolios’ Boards of Trustees have established procedures to stabilize the value of the Funds’ and Portfolios’ net assets within ½ of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed ½ of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

          Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds’shareholders annually after the close of each Fund’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in “Certain Additional Tax Matters.” Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund’s net asset value of $1.00 per share.

          It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund’s net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security or if a Fund’s expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder’s account which represents the shareholder’s share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

Sale of Shares

          Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

          Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds’ transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

          Shareholders may redeem Fund shares by telephone, if their account applications so permit, by calling their Service Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller’s identity by asking for the shareholder’s name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption by telephone.

          The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund’s or Portfolio’s investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

Involuntary Redemption of Shares

          Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See “Description of Shares, Voting Rights and Liabilities”.

4. MANAGEMENT

          The business and affairs of each Fund and each Portfolio are managed by a Board of Trustees, at least 75% of which are not affiliated with the Manager. The Board elects officers who are responsible for the day-to-day operations of each Fund and each Portfolio and who execute policies authorized by the Board. The current Trustees, including the Trustees of each Fund and each Portfolio who are not “interested persons” of each Fund and each Portfolio as defined in the 1940 Act (the “Independent Trustees”) and executive officers of each Fund and each Portfolio, their birth years, their principal occupations during at least the past five years (their titles may have varied during that period), the number of investment companies and their portfolios associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 399 Park Avenue, New York, New York 10022.

          Each Fund has called a meeting of its respective shareholders and each Portfolio has called a meeting of its respective investors to consider several proposals, including the election of a new Board. Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

Name and Year of Birth	Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

INDEPENDENT TRUSTEES:

Elliott J. Berv Born 1943	Trustee	Since 2001	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005); Chief Executive Officer, Landmark City (real estate development) (2001 to 2004); Executive Vice President, DigiGym Systems (personal fitness systems) (2001 to 2004); Chief Executive Officer, Motocity USA (Motorsport Racing) (2004 to 2005).	37

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998).

Donald M. Carlton Born 1937	Trustee	Since 2001	Consultant, URS Corporation (engineering) (since 1999); former Chief Executive Officer, Radian International L.L.C. (engineering) (from 1996 to 1998); Member of the Management Committee, Signature Science (research and development) (since 2000).	37

Director, Temple-Inland (forest products) (since 2003); Director, American Electric Power Co. (electric utility) (since 1999); Director, National Instruments Corp. (technology) (since 1994); former Director, Valero Energy (petroleum refining) (from 1999 to 2003).

A. Benton Cocanougher Born 1938	Trustee	Since 2001	Dean Emeritus and Professor, Texas A&M University (since 2001); former Interim Chancellor, Texas A&M University System (from 2003 to 2004); formerly, Special Adviser to the President, Texas A&M University (from 2002 to 2003); formerly, Dean and Professor of Marketing, College and Graduate School of Business, Texas A&M University (1987 to 2001).	37	None.

Name and Year of Birth	Position(s) With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Mark T. Finn Born 1943	Trustee	Since 2001	Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (1999 to 2001); formerly, General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (1996 to 2001).	37	None.

Stephen Randolph Gross Born 1947	Trustee	Since 2001	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003); formerly, Treasurer, Hank Aaron Enterprises (fast food franchise) (1985 to 2001); formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (2000 to 2002); formerly, Secretary, Carint N.A. (manufacturing) (1998 to 2002).	37

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004).

Diana R. Harrington	Trustee	Since	Professor, Babson College (since 1992).	37	None.
Born 1940		1992

Susan B. Kerley Born 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisers, LLC (investment consulting) (since 1990).	37	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the Fund complex) (since 1991).

Name and Year of Birth	Position(s) With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Alan G. Merten Born 1941	Trustee	Since 2001	President, George Mason University (since 1996).	37

Trustee, First Potomac Realty Trust (since 2005); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003); Director, BTG, Inc. (information systems) (1997 to 2001).

R. Richardson Pettit Born 1942	Trustee	Since 2001	Formerly, Duncan Professor of Finance, University of Houston (1977 to 2006).	37	None.

INTERESTED TRUSTEE:

R. Jay Gerken, CFA* Born 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason & Co.; Chairman of the Board, Trustee, or Director of 169 funds associated with LMPFA and its affiliates; Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co. Previously, Chairman of SBFM and CFM (2002 to 2005); Chairman, President and Chief Executive Officer of Travelers Investment Advisers Inc. (2002 to 2005); Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001).	169	Trustee, Consulting Group Capital Markets Funds.

*	Mr. Gerken and each officer of the Funds is an “interested person” of the Funds as defined in the 1940 Act because of their position with the Manager and/or certain of its affiliates.

Name and Year of Birth	Position(s) With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

OFFICERS:*
Ted P. Becker 399 Park Avenue New York, NY 10022 Born 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason, Inc. (2006 to present); Managing Director of Compliance at Legg Mason & Co., LLC (“Legg Mason & Co.”) (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (“CAM,” a group of affiliated investment advisers, which included Smith Barney Fund Management (“SBFM”), Smith Barney Asset Management and Citi Fund Management (“CFM”) and other affiliated investment advisory entities) (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

				N/A	N/A

John Chiota 100 First Stamford Place, 5th Fl Stamford, CT 06902 Born 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason & Co. or its predecessors (since 2004); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006). Prior to August 2004, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse.

				N/A	N/A

Robert I. Frenkel 300 First Stamford Place Stamford, CT 06902 Born 1954	Secretary and Chief Legal Officer	Since 2000

Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. and its predecessors (since 2000); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003). Previously, Secretary of CFM (2001 to 2004).

				N/A	N/A

Since 2003

Francis M. Guggino	Chief Financial Officer and Treasurer	Since	Director of Legg Mason & Co. or its predecessors; Treasurer and/or Controller of certain funds associated with Legg Mason & Co. or its predecessors.	N/A	N/A
125 Broad Street		2002
New York, NY 10004
Born 1957

*	Mr. Gerken and each officer of the Funds is an “interested person” of the Funds as defined in the 1940 Act because of their position with the Manager and/or certain of its affiliates.

Name and Year of Birth	Position(s) With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Thomas C. Mandia	Assistant	Since	Managing Director and Deputy General Counsel of Legg Mason & Co. or its predecessor (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason & Co.	N/A	N/A
300 First Stamford	Secretary	2000
Place
Stamford, CT 06902
Born 1962

          The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund’s audit, each Fund’s accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds’ independent registered public accounting firm, and the Funds’compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to its Manager and any affiliated service providers if the engagement related directly to the Funds’ operations and financial reporting. During the most recent fiscal year, the Audit Committee met four times.

          The Board has a standing Governance Committee comprised of all of the Trustees who are not “interested persons” within the meaning of the 1940 Act, are members of the governance committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee met four times as of the most recent fiscal year ended August 31, 2006. The Governance Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Funds’ Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The Governance Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the Governance Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Funds, as applicable.

          The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of each Fund’s management contract, distribution plan and distribution agreements. The Performance and Review Committee met five times as of the most recent fiscal year ended August 31, 2006.

          The Board also has a Pricing Committee comprised of the Chairman of the Board and one Independent Trustee which is charged with determining the fair value prices for securities when required. During the most recent fiscal year ended August 31, 2006, the Pricing Committee met eleven times.

          The Portfolios are also governed by a Board of Trustees, which has the same committees as the Funds’ Board.

          The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2005.

Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustee in the Fund Complex
Dollar Range of Equity Securities

Name of Trustee	Citi Premium Liquid Reserves	Citi Premium U.S. Treasury Reserves

Disinterested Trustees:
Elliott J. Berv	None	None	None
Donald M. Carlton	None	None	Over $100,000
A. Benton Cocanougher	None	None	$10,001-$50,000
Mark T. Finn	None	None	$1-$10,000
Stephen Randolph Gross	None	None	None
Diana Harrington	None	$10,001-$50,000	$10,001-$50,000
Susan B. Kerley	None	None	$1-$10,000
Alan G. Merten	None	None	$1-$10,000
R. Richardson Pettit	None	None	$1-$10,000

Interested Trustee:
R. Jay Gerken	None	None	Over $100,000

          As of December 31, 2005, none of the Independent Trustees nor their immediate family members owned beneficially or of record any securities of the Manager, Subadviser, or Distributors of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, Subadviser or the Distributors of the funds.

          Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2006 is set forth below. The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the Funds but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          Each Fund in the complex overseen by a Trustee pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee receives an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Funds reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

Trustees Compensation Table

Trustee	Aggregate Compensation from Premium Liquid Reserves(1)(2)	Aggregate Compensation from Premium U.S. Treasury Reserves(1)(2)	Pension or Retirement Benefits Paid as Part of Fund Expenses(1)	Total Compensation from the Trust and Complex(1)(3)	Number of Funds in Complex Upon which the Trustees Served(1)(4)

Independent Trustees:
Elliott J. Berv	$1,142	$ 867	None	$200,100	37
Donald M. Carlton	$2,057	$1,740	None	$176,000	37
A. Benton Cocanougher	$1,994	$1,704	None	$170,000	37
Mark T. Finn	$2,008	$1,712	None	$172,750	37
Stephen Randolph Gross	$2,098	$1,805	None	$188,500	37
Diana R. Harrington	$1,933	$1,603	None	$163,250	37
Susan B. Kerley	$1,993	$1,666	None	$178,500	37
Alan G. Merten	$1,994	$1,704	None	$154,000	37
R. Richardson Pettit	$1,979	$1,689	None	$165,500	37

Interested Trustee:
R. Jay Gerken	$ 0	$ 0	None	$ 0	169

(1)	Information is for the fiscal year ended August 31, 2006.

(2)

Does not include amounts paid to the Trustees as Trustee of the Portfolio in which the Fund invests. Such amounts are included under the column entitled “Total Compensation from the Funds and Complex.”

(3)

In addition to the amounts set forth above, Messrs. Berv, Canton, Cocanougher, Finn, Gross, Merten and Pettit and Mmes. Harrington and Kerley received $38,500, $50,000, $39,000, $50,000, $85,500, $50,500, $49,500, $50,000 and $50,500, respectively, during the calendar year ended December 31, 2005 for service as Trustees in attending additional meetings relating to the approval of policies and procedures under Rule 38a-l, certain other regulatory issues and the consideration of new custody, transfer agency and accounting arrangements for the Fund. Those amounts were born by the Manager and/or its affiliates and not the Fund.

(4)	Two of the funds in the fund complex were not operational during the fiscal year ended August 31, 2006.

          On June 19, 2006, the Board voted to establish a mandatory retirement age of 75 for current Trustees and 72 for other Trustees and to allow Trustees to elect to retire as of a certain date (the “Effective Date”).

          On July 10, 2006, the Board voted to amend its two retirement plans — a retirement plan applicable to all of the Trustees of the Funds and Portfolios (the “General Retirement Plan”) and a retirement plan adopted by the Board of Legg Mason Partners Investment Series relating to Messrs. Donald M. Carlton, A. Benton Cocanougher, Stephen Randolph Gross, Alan G. Merten and R. Richardson Pettit (the “Legg Mason Partners Investment Series Retirement Plan”). The amendments provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. The benefits are as follows: Mr. Elliott J. Berv: $307,130; Mr. Cocanougher: $503,114; Mr. Mark T. Finn: $306,079; Mr. Gross: $318,788; Ms. Diana R. Harrington: $348,670; Ms. Susan B. Kerley: $217,984; Mr. Merten: $405,257; Mr. Pettit: $424,976. Each fund overseen by the Board (including the Funds and Portfolios) will pay a pro rata share (based upon asset size) of such benefits. Legg Mason or its affiliates will reimburse each such fund in an amount equal to 50% of such benefits paid by it. In the event that a remaining Trustee dies prior to the Effective Date, the Trustees’ beneficiary will be entitled to full retirement benefits as would be payable to a retired Trustee under the applicable plan described below rather than the benefit amount set forth above.

          Under the amended retirement plans, former Trustees that had retired prior to the date of the amendment and Trustees who are electing to retire as of the Effective Date are entitled to the retirement benefits under the applicable plan as follows.

          Under the General Retirement Plan, retired or retiring Trustees are generally eligible to receive a maximum retirement benefit equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustees’ retirement (or in the case of a Trustee retiring as of the Effective Date, the amount of retainer and regular meeting fees as in effect as of June 30, 2006). Amounts under the plan are paid in twenty equal quarterly installments, or if the applicable retired or retiring Trustee has made a timely election, in a lump sum (discounted to present value).

          During the Most Recent Year, retired Trustees received the following retirement benefits under the General Retirement Plan: Messrs. Riley C. Gilley and E. Kirby Warren each received an aggregate of $70,000 in four quarterly installment payments; Mr. William S. Woods received an aggregate of $60,000 in four quarterly installment payments.

          Under the Legg Mason Partners Investment Series Retirement Plan, maximum retirement benefits (calculated on a net present value basis) payable to retired or retiring Trustees are as follows: Mr. Carlton: $517,678; Mr. Cocanougher: $558,402; Mr. Gross: $517,678; Mr. Merten: $517,678; Mr. Pettit: $556,053. In order to receive benefits under the General Retirement Plan described above, a retired or retiring Trustee is required to waive all rights under the Legg Mason Partners Investment Series Retirement Plan.

Mr. Carlton has elected to retire as of the Effective Date. In connection therewith, under the Legg Mason Partner Investment Series Retirement Plan, Mr. Carlton will be entitled to receive an aggregate retirement benefit of $517,678 (calculated on a net present value basis). Each fund of the Legg Mason Partners Investment Series will pay a pro rata share (based upon asset size) of such aggregate retirement benefit. Legg Mason or its affiliates will reimburse each such fund an amount equal to 50% of the retirement benefits paid by the fund to Mr. Carlton.

          As of December 1, 2006, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

          Set forth below for each Fund, are those shareholders who were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of such Fund as of November 30, 2006:

Fund	Name and Address	Percentage

Premium Liquid Reserves	Citigroup Global Markets Inc.	34.47%
	109801250
	333 West 34th St. - 3rd Floor
	New York, NY 10001-2402

	Citibank NA	18.84%
	Attn: John Malandro
	333 W 34th St. Fl. 3
	New York, NY 10001-2402

	Citicorp Services Inc.	10.26%
	Attn: Glenda Finkelstein, Cash Mgmt.
	3800 Citibank Center B2-14
	Tampa, FL 33610

	Citicorp Services Inc.	9.89%
	Attn: Glenda Finkelstein, Cash Mgmt.
	3800 Citibank Center B2-14
	Tampa, FL 33610

Premium U.S. Treasury Reserves	Citibank NA	35.72%
	Attn: John Malandro
	333 W 34th St. # Fl. 3
	New York, NY 10001-2402

	Fiduciary Trust Intl. Revenue	20.53%
	Attn: Frank Lomassaro
	600 5th Ave., Fl. 2
	New York, NY 10020-2302

	Citigroup Global Markets Inc.	7.92%
	109801250
	333 West 34th Street - 3rd Floor
	New York, NY 10001-2402

	Bruce A. Lieberman	5.16%
	101 Central Park West #12A
	New York, NY 10023-4250

          The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

          Officers receive no compensation from the Funds, although they may be reimbursed for reasonable travel expenses for meetings of the Board of Trustees.

Manager

          LMPFA serves as investment manager to the Funds and the Portfolios, in each case pursuant to investment management agreements (each a “Management Agreement”). LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the Funds, the Portfolios and certain other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $891 billion. LMPFA provides administrative and certain oversight services to the Funds and manages the cash and short-term investments of the Funds.

          The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for each Fund and Portfolio. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers. The Manager performs administrative and management services necessary for the operation of the Funds and Portfolios, such as: supervising the overall administration of the Funds and Portfolios, including negotiation of contracts and fees with and the monitoring of performance and billings of the transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; maintaining the existence of the Funds and Portfolios; maintaining the registration and qualification of the Funds’shares under federal and state laws; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

          Each Management Agreement has an initial term ending November 30, 2007. Thereafter, unless otherwise terminated, the Management Agreement with respect to a Fund will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund’s Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio’s Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund’s or Portfolio’s Trustees, or by the Manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

          Currently, advisory services for each Fund are provided through its corresponding Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Funds. The Manager manages the securities of each Portfolio and makes investment decisions for a Portfolio, subject to such policies as the Board of Trustees of a Portfolio may determine. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreement.

          For its services under the Management Agreements, with respect to each Fund, the Manager may receive management fees equal on an annual basis of up to 0.35% of the Fund’s average daily net assets less the amount, if any, of the Fund’s share of the management fees payable by the Portfolio in which it invests.

          Prior to August 1, 2006, Citi Fund Management, Inc. (“CFM”) served as the manager of the Funds and the Portfolios. CFM is also a wholly-owned subsidiary of Legg Mason.

          Citi Premium Liquid Reserves: For the fiscal year ended August 31, 2006, the aggregate fees paid by Liquid Reserves Portfolio to the Manager, and to its affiliates, the Subadviser and CFM, after waivers and reimbursements, were $28,130,222. For the fiscal years ended August 31, 2004 and 2005, the fees paid by Liquid Reserves Portfolio to CFM, after waivers, were $28,690,608 and $33,354,541, respectively.

          For the fiscal year ended August 31, 2006, the aggregate fees paid by Liquid Reserves to the Manager, and to its affiliates, the Subadviser and CFM, after waivers, were $672,765. For the fiscal years ended August 31, 2004 and 2005, the fees paid by Liquid Reserves to CFM under its Management Agreement, after waivers, were $1,951,542 and $1,173,797, respectively.

          Citi Premium U.S. Treasury Reserves: For the fiscal year ended August 31, 2006, the aggregate fees paid by U.S. Treasury Reserves Portfolio to the Manager, and to its affiliates, the Subadviser and CFM, after waivers and reimbursements, were $1,111,884. For the fiscal years ended August 31, 2004 and 2005, the fees paid by U.S. Treasury Reserves Portfolio to CFM, after waivers, were $1,077,844 and $1,247,813, respectively.

          For the fiscal year ended August 31, 2006, the aggregate fees paid by U.S. Treasury Reserves to the Manager, and to its affiliates, the Subadviser and CFM, after waivers, were $554,974. For the fiscal years ended August 31, 2004 and 2005, the fees paid by U.S. Treasury Reserves to CFM, after waivers, were $789,703 and $776,664, respectively.

Subadviser

          Western Asset provides the day-to-day portfolio management for each of the Funds and Portfolios pursuant to Sub-Advisory Agreements that were approved by the Boards of the Funds and the Portfolios, including a majority of the Independent Trustees of each Board. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2006, Western Asset’s total assets under management were approximately $545 billion. Western Asset is a wholly-owned subsidiary of Legg Mason.

          Under each Sub-Advisory Agreement, subject to the supervision and direction of the Board and the Manager, the Subadviser manages a Fund’s or Portfolio’s portfolio (or allocated portion thereof) in accordance with such Fund’s or Portfolio’s stated investment objective(s) and policies, assists in supervising all aspects of the Fund’s or Portfolio’s operations, makes investment decisions for the Fund or Portfolio, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund or Portfolio.

          Each Sub-Advisory Agreement has an initial term ending November 30, 2007 and will continue in effect from year to year thereafter provided such continuance is specifically approved at least annually with respect to a Fund or Portfolio (a) by the Board or by a majority of the outstanding voting securities of the Fund or Portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the Fund or Portfolio (as defined in the 1940 Act) may terminate the Sub-Advisory Agreement on 60 days’ written notice without penalty. The Manager or the Subadviser may terminate the Sub-Advisory Agreement on 90 days’written notice without penalty. Each Sub-Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

          As compensation for its sub-advisory services to the Funds and to the Portfolios, the Manager will pay to Western Asset a fee equal to 70% of the management fee paid to the Manager by each Fund and Portfolio, net of expense waivers and reimbursements. Each Sub-Advisory Agreement went into effect on August 1, 2006.

Expenses

          In addition to amounts payable under the Management Agreements and, with respect to the Funds, the 12b-1 Plan (as discussed below), each Fund and each Portfolio are each responsible for its own expenses, including, as applicable, among other things interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the Fund or Portfolio; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s or Portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the Fund’s or Portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders or the Portfolio’s investors; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund or Portfolio; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the Fund or Portfolio, if any; and the Fund’s or Portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the Fund or Portfolio and its officers, Board members and employees; litigation expenses and any nonrecurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund or is a party and the legal obligation which the Fund or Portfolio may have to indemnify the Fund’s or Portfolio’s Board members and officers with respect thereto.

          Management may agree to waive fees and/or reimburse operating expenses for one or more classes of shares, either through contractual or voluntary arrangements. Any such waivers and/or reimbursements are described in each Fund’s Prospectus. The contractual and voluntary fee waivers and/or reimbursements do not cover extraordinary expenses, such as (a) any expenses or charges related to litigation, derivative actions, demand related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a Fund, Portfolio or class or the acquisition of all or substantially all of the assets of another Fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a Fund or class, or a meeting of investors of a Portfolio (except to the extent relating to routine items such as the election of board members or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time.

Distributors

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202; and CGMI, an indirect wholly-owned subsidiary of Citigroup, located at 388 Greenwich Street, New York, New York 10013, serve as the Funds’Distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the “Distribution Agreements”). Prior to December 1, 2005, CGMI served as the Funds’ Distributor.

          A Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. A Distributor is not obligated to sell any stated number of shares.

          Each Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days’ notice by the Trustees or by vote of holders of a majority of the Fund’s outstanding voting securities or, with respect to the Distribution Agreement with LMIS, on not less than 60 days’written notice by LMIS, and, with respect to the Distribution Agreement with CGMI, generally on 90 days notice by CGMI. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

          The Funds have each adopted the shareholder services and distribution plan (the “12b-1 Plan” or the “Plan”, in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. Such fees may be used to make payments to the Distributors for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributors, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributors to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided, provided, however, that the fees paid to a recipient with respect to a particular Class that may be used to cover expenses primarily intended to result in the sale of shares of that Class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under NASD Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by the NASD.

          The 12b-1 Plan also provides that the Distributors and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Funds do not currently impose any deferred sales charges.

          The 12b-1 Plan permits each Fund to pay fees to the Distributors, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributors and others, they will realize a profit. Each Fund will pay the fees to the Distributors and others until the Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributors’ or other recipient’s expenses in excess of fees received or accrued through the termination date will be the Distributors’ or other recipient’s sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of the Plan for the Funds, the Trustees will review the Plan and the expenses for each Fund separately.

          The 12b-1 Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds’Distributors or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

          The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund’s Trustees and a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph “Qualified Trustees”). Each Plan requires that the Fund and the Distributors provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. Each Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. A Plan may be terminated, with respect to each Fund, at any time by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting shares of the Fund. A Plan may not be amended to increase materially the amount of the permitted expenses of a Fund without the approval of a majority of the outstanding shares of the Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributors will preserve copies of any plan, agreement or report made pursuant to the Plan for a period of not less than six years, and for the first two years the Distributors will preserve such copies in an easily accessible place.

          Payments made to LMIS and CGMI, as distributors, by each Fund for the past three fiscal years under the 12b-1 Plan are set forth below.

          Liquid Reserves: For the fiscal years ended August 31, 2004 and 2005, Liquid Reserves paid, after waivers, $1,145,243 and $773,413, respectively, to CGMI under the 12b-1 Plan. For the fiscal year ended August 31, 2006, Liquid Reserves paid, after waivers, $537,616 to LMIS and CGMI under the 12b-1 Plan.

          U.S. Treasury Reserves: For the fiscal years ended August 31, 2004 and 2005 U.S. Treasury Reserves paid, after waivers, $394,851 and $388,331, respectively, to CGMI under the 12b-1 Plan. For the fiscal year ended August 31, 2006, U.S. Treasury Reserves paid, after waivers, $288,694 to LMIS and CGMI under the 12b-1 Plan.

          For the period from December 1, 2005 through August 31, 2006, LMIS incurred the following distribution expenses under the 12b-1 Plan for each Fund. Distribution expenses may include compensation of Service Agents, advertising, printing and mailing of prospectuses, support services and overhead expense.

	Financial
	Consultant	Third Party	Branch	Marketing
	Compensation	Service Fees	Expenses	Distribution	Printing	Total

Citi Premium Liquid Reserves	$0	$400,916	$0	$0	$0	$400,916
Citi Premium U.S. Treasury Reserves	$0	$196,574	$0	$0	$0	$196,574

          For the fiscal year ended August 31, 2006, CGMI incurred the following distribution expenses under the 12b-1 Plan for each Fund. Distribution expenses may include compensation of Service Agents, advertising, printing and mailing of prospectuses, support services and overhead expense.

	Financial
	Consultant	Third Party	Branch	Marketing
	Compensation	Service Fees	Expenses	Distribution	Printing	Total

Citi Premium Liquid Reserves	$0	$165,265	$0	$0	$0	$165,265
Citi Premium U.S. Treasury Reserves	$0	$88,271	$0	$0	$0	$88,271

          In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the Funds, the Portfolios, and their Manager, Subadviser and Distributors each have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Codes of Ethics of the Funds, the Portfolios and their Manager, Subadviser and Distributors are on file with the SEC.

Proxy Voting Policies & Procedures

          Although individual Trustees may not agree with particular policies or votes by the Manager or Subadvisers, the Board has delegated proxy voting discretion to the Manager and/or the Subadviser, believing that the Manager and/or the Subadviser should be responsible for voting because it is a matter relating to the investment decision making process.

          LMPFA delegates the responsibility for voting proxies for the Funds and Portfolios, as applicable, to the Subadviser through its contracts with the Subadviser. The Subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the funds. Should LMPFA become responsible for voting proxies for any reason, such as the inability of a subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the Funds, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the Subadviser[s] and providing them to the Funds and Portfolios as required for the Funds and Portfolios to comply with applicable rules under the 1940 Act.

          The Subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to the Fund’s portfolio securities are voted and are attached as Appendix A to this SAI. Information regarding how each Fund and Portfolio voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-888-425-6432, (2) on the Funds’ website at http://www.leggmason.com/lnvestorServices and (3) on the SEC’s website at http://www.sec.gov.

Transfer Agent and Custodian

          State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the Funds and the Portfolios. State Street, among other things, maintains a custody account or accounts in the name of the Funds and the Portfolios; receives and delivers all assets for the Funds and the Portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and the Portfolios; and makes disbursements on behalf of the Funds and the Portfolios. State Street neither determines the Funds’ or the Portfolios’ investment policies, nor decides which securities the Funds or the Portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Funds and the Portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also acts as the Funds’ and the Portfolios’ securities lending agent and receives a share of the income generated by such activities.

          Effective as of January 1, 2006, the Funds have entered into a transfer agency agreement with Boston Financial Data Service, Inc. (“BFDS”), pursuant to which BFDS acts as the transfer agent. The principal business office of BFDS is located at 2 Heritage Drive, North Quincy, MA 02171.

          Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses. Prior to January 1, 2006, Citicorp

Trust Bank, fsb (“CTB”) served as the Funds’ transfer agent and BFDS served as the Funds’ sub-transfer agent. For the period from September 1, 2005 through December 31, 2005, Liquid Reserves paid transfer agent fees of $660 to CTB, and U.S. Treasury Reserves paid transfer agent fees of $506 to CTB.

5. DEALER COMMISSIONS AND CONCESSIONS

          From time to time, the Funds’ Distributors or the Manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds’Distributors or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds’ Distributors or the Manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

6. PORTFOLIO TRANSACTIONS

          The Portfolios’ and the Funds’ purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios or the Funds during the past three fiscal years. The Portfolios and the Funds do not anticipate paying brokerage commissions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

          Allocation of transactions, including their frequency, to various dealers is determined by the Subadviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Portfolio or Fund may not necessarily be paying the lowest price available.

          Effective December 1, 2005, CGMI is longer an affiliated person of the Funds (or the Portfolios) under the Investment Company Act of 1940, as amended. As a result, the Funds (or the Portfolios) are permitted to execute transactions with CGMI or an affiliate of CGMI as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons. However, the Funds (or the Portfolios) do not normally use an agent in executing portfolio transactions, and they will continue to be prohibited from engaging in portfolio transactions with CGMI or an affiliate of CGMI as principal. Similarly, the Funds (or the Portfolios) are permitted to purchase securities in underwritings in which CGMI or an affiliate of CGMI is a member without the restrictions imposed by certain rules of the Securities and Exchange Commission. The Manager’s use of CGMI or affiliates of CGMI as agent in portfolio transactions with the Funds (or the Portfolios) is governed by the Funds’ policy of seeking the best overall terms available. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2006 to the Manager or any affiliate at that time, of the Manager.

          The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios and the Funds may purchase securities that are offered in underwritings in which a Legg Mason affiliate participates. These procedures prohibit the Portfolios and the Funds from directly or indirectly benefiting a Legg Mason affiliate in connection with such underwritings. In addition, for underwritings where a Legg Mason affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios and the Funds could purchase in the underwritings.

          In certain instances there may be securities that are suitable as an investment for a Fund or Portfolio as well as for one or more of the Subadviser’s other clients. Investment decisions for the Funds and the Portfolios and for the Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Funds or the Portfolios. When purchases or sales of the same security for a Fund or Portfolio and for other funds managed by the Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

7. DISCLOSURE OF PORTFOLIO HOLDINGS

          The Funds and the Portfolios have adopted policies and procedures developed by LMPFA, the Funds’ investment manager, with respect to the disclosure of the Funds’ and the Portfolios’ portfolio securities and any ongoing arrangements to make available information about a Fund’s or a Portfolio’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of the Manager, the Funds’ Distributors, or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-Legg Mason employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

          LMPFA’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month- end with respect to money market funds. LMPFA believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

          Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Legg Mason employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings. which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end, and/or posting the information to a Legg Mason or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.	A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.

A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.

A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.

A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

          Under the policy, if information about a fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor Legg Mason, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the funds’ Board.

          The approval of the Funds’ and Portfolios’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough exam-

ination and consultation with LMPFA’s legal department, as necessary. Exceptions to the policies are reported to the Funds’ and Portfolios’ Board at its next regularly scheduled meeting.

          Currently, the Funds and Portfolios disclose their complete portfolio holdings approximately 25 days after month-end on their website at http://www.leggmason.com/lnvestorServices.

          Set forth below is a list, as of October 5, 2006, of those parties with whom LMPFA, on behalf of the Funds and Portfolios, has authorized ongoing arrangements that include the release of portfolio holdings information, in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination

State Street Bank & Trust Co.
(Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholders Services
(Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None
Bank of New York	Daily	None

          Portfolio holdings information for the Funds and the Portfolios may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 business days following the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 business days following the end of a Quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
Fitch	Monthly	6-8 Business Days
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
S&P (Rating Agency)	Weekly Tuesday Night	1 business day
Moody’s (Rating Agency)	Weekly Tuesday Night	1 business day

8. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

          The Funds are each a series of CitiFunds Premium Trust and are governed by a Declaration of Trust. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. Currently, the Funds are the only two series of shares of the Trust. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right, subject to the 1940 Act, to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shareholders of all series generally will vote together on all matters except when the Trustees determine that only shareholders of particular series are affected by a particular matter or when applicable law requires shareholders to vote separately by series.

          Subject to applicable law, a Fund may involuntarily redeem shareholder’s shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of a Fund.

          The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

          Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the trust do not have cumulative voting rights. The Funds are not required to hold, and have no present intention of holding, annual meetings of shareholders but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

          With respect to Funds in a master/feeder structure, the master fund (called a Portfolio) in which a Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund’s Declaration of Trust. Whenever a vote is submitted to the Portfolio’s investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do not give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

          The Trust or any Fund or class may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders by a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by the written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

          Share certificates will not be issued.

          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

          The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or Distributors or the amount of such compensation.

          The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

          Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio’s Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of the Portfolio would ever exceed its assets.

          A Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, in the case of Liquid Reserves Portfolio, and 2:00 p.m., Eastern time, in the case of U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor’s interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.

Proposed Changes

          Each Fund’s Board has approved a number of initiatives designed to streamline and restructure the fund complex and each Fund is seeking shareholder approval for those initiatives where shareholder approval is required. Each Portfolio’s Board has approved similar initiatives. If certain of these matters are approved by the shareholders, or investors, as the case may be, entitled to vote on the matters, each Fund and each Portfolio will become a series of a Maryland business trust.

          A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the business trust, while the more specific powers, duties, rights and obligations of the Trustees and the shareholders are determined by the Trustees as set forth in the Declaration of Trust. Some of the more significant provisions of the Declaration are described below.

          Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or sub-

stantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

          A Fund is not required to hold an annual meeting of shareholders, but the Funds will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares.

          Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

          Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification under the declaration prior to the amendment.

          Issuance and Redemption of Shares. A Fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A Fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a Fund with identification required by law, or if a Fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

          Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to a Fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a Fund may disclose such ownership if required by law or regulation.

          Small Accounts. The Declaration provides that a Fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits a Fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

          Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.

          Each share of a Fund, as a series of the Trust, represents an interest in the Fund only and not in the assets of any other series of the trust.

          Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of the Funds and requires the Funds to indemnify a shareholder against any loss or expense arising from any such liability. In addition, the Funds will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. Further, a Trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a Trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration also permits the limitation of a Trustee’s liability to the full extent provided under Maryland law. Under current Maryland law, a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

          The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

          Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Funds’ Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Funds. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected Funds must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’fees) incurred by the Funds in connection with the consideration of the demand, if in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the Funds’ costs, including attorneys’ fees.

          The Declaration further provides that the Funds shall be responsible for payment of attorneys’fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Funds are obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

9. CERTAIN ADDITIONAL TAX MATTERS

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in a Fund may have on their own tax situations.

          Each of the Funds has elected to be treated and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions and the composition of the Fund’s portfolio assets. Provided all such requirements are met and all of a Fund’s net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.

          Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves’ effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio’s assets ultimately invested within various countries.

          Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates.

10. CERTAIN ADDITIONAL LEGAL MATTERS

Legal Matters

          Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

          On May 31, 2005, the Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          The Funds are not Affected Funds and therefore did not implement the transfer agent arrangements described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

*     *     *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date hereof, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*     *     *

          On September 16, 2005, the staff of the SEC informed SBFM and ClearBridge Asset Management Inc (formerly Salomon Brothers Asset Management Inc) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and ClearBridge Asset Management Inc for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or ClearBridge Asset Management Inc.

          Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

*     *     *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. It is uncertain when the court will decide the motion. No assurance can be given as to the outcome of this matter.

*     *     *

          The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

11. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

          KPMG LLP, 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm for the Portfolios and the Funds.

          The audited financial statements of Citi Premium Liquid Reserves (Statement of Assets and Liabilities as of August 31, 2006, Statement of Operations for the year ended October 31, 2006, Statement of Changes in Net Assets for each of the years in the two-year period ended October 31, 2006, Financial Highlights for each of the years in the five-year period ended October 31, 2006, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Schedule of Investments as of August 31, 2006, Statement of Assets and Liabilities as of August 31, 2006, Statement of Operations for the year ended October 31, 2006, Statement of Changes in Net Assets for each of the years in the two-year period ended October 31, 2006, Financial Highlights for each of the years in the five-year period ended October 31, 2006, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Citi Premium Liquid Reserves, are incorporated by reference into this Statement of Additional Information (Filed on November 9, 2006; Accession Number 0000930413-06-007797).

          The audited financial statements of Citi Premium U.S. Treasury Reserves (Statement of Assets and Liabilities as of August 31, 2006, Statement of Operations for the year ended August 31, 2006, Statements of Changes in Net Assets for the years ended August 31, 2005 and 2006, Financial Highlights for each of the years in the five-year period ended August 31, 2006, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments as of August 31, 2006, Statement of Assets and Liabilities as of August 31, 2006, Statement of Operations for the year ended August 31, 2006, Statements of Changes in Net Assets for the years ended August 31, 2005 and 2006, Financial Highlights for each of the years in the five-year period ended August 31, 2006, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information (Filed on November 9, 2006; Accession Number 0000930413-06-007797).

APPENDIX A — Proxy Voting Policies and Procedures

Western Asset Management Company
Proxy Voting Policy

BACKGROUND

          An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, longstanding fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

POLICY

          As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

          While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

          In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

          The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

          At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

          Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

          Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.

Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.

If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.

Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

          Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

          Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

	1.	Issuer name;

	2.	Exchange ticker symbol of the issuer’s shares to be voted;

	3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

	4.	A brief identification of the matter voted on;

	5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

	6.	Whether a vote was cast on the matter;

	7.	A record of how the vote was cast; and

	8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

          Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

          Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

          All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.

Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.

Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

          Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

          Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

          The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

          Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.

Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

	b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

	c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

	d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

          Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

	c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.

Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

          The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

	a.	Western Asset votes for proposals relating to the authorization of additional common stock.

	b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

	c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

	a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

	b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

          Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

	a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

	b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

          SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

          Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.

Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.

Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

          In the event Western Asset is required to vote on securities held in non-U.S. issuers — i.e., issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.

Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.

Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

CITISM PREMIUM LIQUID RESERVES
CITISM PREMIUM U.S. TREASURY RESERVES

MANAGER AND SUBADVISER

Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

DISTRIBUTORS

Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

Legg Mason Investor Services, LLC
100 Light Street
Baltimore, Maryland 21202

TRANSFER AGENT

Boston Financial Data Service, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

PART C

Item 23. Exhibits.

**	a(1)	Amended and Restated Declaration of Trust of the Registrant

+	a(2)	Certificate of Amendment to the Amended and Restated Declaration of Trust

+++	a(3)	Certificate of Amendment to the Amended and Restated Declaration of Trust

**	b	Amended and Restated By-Laws of the Registrant

++++	d(1)	Management Agreement between the Registrant, on behalf of Citi Premium Liquid Reserves, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

++++	d(2)	Management Agreement between the Registrant, on behalf of Citi Premium U.S. Treasury Reserves, and LMPFA

++++	d(3)	Subadvisory Agreement between the Registrant and Western Asset Management Company (“WAM”) with respect to Citi Premium Liquid Reserves

++++	d(4)	Subadvisory Agreement between the Registrant and WAM with respect to Citi Premium U.S. Treasury Reserves

+++	e(1)	Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney Inc.), as distributor

+	e(2)	Letter Agreement amending Appendix A to Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.)

+++	e(3)	Amendment to the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor

+++	e(4)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC, as distributor

+++	g	Form of Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”), as custodian

+++	h(1)	Form of Transfer Agency Agreement with Boston Financial Data Service, Inc. as transfer agent

++	h(2)	Retirement Plan of the Registrant

++	h(3)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant

Filed herewith	h(4)	Amendment to the Amended and Restated Trustee Retirement Plan

*	i	Opinion and consent of counsel

Filed herewith	j	Consent of Independent Registered Public Accounting Firm

+++	m	Amended and Restated Shareholder Services and Distribution Plans of the Registrant

+++	p(1)	Revised Code of Ethics of the Registrant and LMPFA

**	p(2)	Code of Ethics of Citigroup Global Markets Inc. (formerly, Salomon Smith Barney Inc.)

+++	p(3)	Code of Ethics of Legg Mason Investor Services, LLC

++++	p(4)	Code of Ethics of WAM

++++	q(1)	Powers of Attorney for the Trustees of the Registrant, U.S. Treasury Reserves Portfolio and Liquid Reserves Portfolio

*

Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on August 29, 1996 and Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on August 29, 1996.

**

Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on October 18, 2001.

+

Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 24, 2003.

++

Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on October 31, 2005.

+++

Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 30, 2005.

++++

Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on October 23, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 25. Indemnification.

Response to this item is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2. Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser.

Investment Adviser – Legg Mason Partners Fund Advisor, LLC (“LMPFA”) was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) was organized under the laws of the State of California as a company. WAM is an indirect wholly-owned subsidiary of Legg Mason.

WAM is registered as an investment adviser under the Advisers Act. The list required by this Item 26 of officers and directors of WAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of FORM ADV filed by WAM pursuant to the Advisers Act (SEC File No. 801-8162).

Item 27. Principal Underwriters.

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Inc., Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc.,

Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc., The Salomon Brothers Fund Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Series Funds Inc, Legg Mason Partners Variable Portfolios I, Inc., Salomon Brothers Opportunity Fund Inc, Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc, Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund, Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

Legg Mason Investor Services, LLC (“LMIS”), a distributor of the Registrant, is also a distributor of the following funds:

Legg Mason Partners Trust II
CitiFunds Trust I
Salomon Funds Trust
Legg Mason Partners Variable Portfolios V
CitiFunds Premium Trust
CitiFunds Institutional Trust
CitiFunds Trust III
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Variable Portfolio IV
Legg Mason Partners Investment Series
Consulting Group Capital Markets Funds
High Income Opportunity Fund Inc.
Intermediate Muni Fund, Inc.
Legg Mason Partners Small Cap Core Fund, Inc.

Legg Mason Partners Investment Trust
Real Estate Income Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Portfolio Inc.
Citigroup Investments Corporate Loan Fund Inc.
Zenix Income Fund Inc.
Salomon Brothers Capital Fund Inc
Salomon Brothers Investors Value Fund Inc.
The Salomon Brothers Fund Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Series Funds Inc
Legg Mason Partners Variable Portfolios I, Inc.
Salomon Brothers Opportunity Fund Inc
Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc
Salomon Brothers High Income Fund Inc.
Salomon Brothers High Income Fund II Inc.
Salomon Brothers Emerging Markets Income Fund Inc.
Salomon Brothers Emerging Markets Income Fund II Inc.
Salomon Brothers Emerging Markets Floating Rate Fund Inc.
Salomon Brothers Global High Income Fund Inc
Salomon Brothers Emerging Markets Debt Fund Inc.
Salomon Brothers Capital and Income Fund Inc.
Salomon Brothers Inflation Management Fund Inc.
Salomon Brothers Variable Rate Strategic Fund, Inc.
Salomon Brothers Global Partners Income Fund Inc.
Salomon Brothers Municipal Partners Fund Inc.
Salomon Brothers Municipal Partners Fund II Inc.
Legg Mason Partners Variable Portfolios II
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Aggressive Growth Fund, Inc.
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners Equity Funds
Legg Mason Partners Fundamental Value Fund, Inc.
Legg Mason Partners Funds, Inc.
Legg Mason Partners Income Funds
Smith Barney Institutional Cash Management Fund Inc.
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.
Legg Mason Partners Managed Municipals Fund, Inc.
Legg Mason Partners Massachusetts Municipals Fund
Legg Mason Partners New Jersey Municipals Fund, Inc.
Smith Barney Money Funds, Inc.
Legg Mason Partners Municipal Funds
Smith Barney Municipal Money Market Fund, Inc.

Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners World Funds, Inc.
Legg Mason Partners Sector Series Inc.
Legg Mason Partners Variable Portfolios III, Inc.
Legg Mason Cash Reserve Trust
Legg Mason Charles Street Trust, Inc.
Legg Mason Global Trust, Inc.
Legg Mason Growth Trust, Inc.
Legg Mason Income Trust, Inc.
Legg Mason Investment Trust, Inc.
Legg Mason Investors Trust, Inc.
Legg Mason Light Street Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason Tax Exempt Trust, Inc.
Legg Mason Tax-Free Income Fund
Legg Mason Value Trust, Inc.
Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve - Managing Director
Mark R. Fetting - Managing Director
D. Stuart Bowers - Vice President
W. Talbot Daley - Vice President
Thomas J. Hirschmann - Vice President
Joseph M. Furey - General Counsel and Chief Compliance Officer
Ronald Holinsky - Counsel
Robert E. Patterson - Counsel
Theresa M. Silberzahn - Chief Financial Officer
Elisabeth F. Craig - AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28.

With respect to the Registrant’s Investment Manager:

(1)	Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Subadviser:

(2)	Western Asset Management Company
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Custodian:

(3)	State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

With respect to the Registrant’s Transfer Agent:

(4)	Boston Financial Data Service, Inc.
2 Heritage Drive
North Quincy, MA 02171

With respect to the Registrant’s Distributors:

(5)	Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

(6)	Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 28th day of December 2006.

CITIFUNDS PREMIUM TRUST

/s/ R. Jay Gerken

R. Jay Gerken
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 28, 2006.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Treasurer and Chief Financial Officer

Frances Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ Donald M. Carlton*	Trustee

Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Stephen Randolph Gross*	Trustee

Stephen Randolph Gross

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By:	/s/ R. Jay Gerken

R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated October 18, 2006.

SIGNATURES

          Liquid Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 28th day of December 2006.

LIQUID RESERVES PORTFOLIO

/s/ R. Jay Gerken

R. Jay Gerken
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 28, 2006.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Treasurer and Chief Financial Officer

Frances Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ Donald M. Carlton*	Trustee

Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Stephen Randolph Gross*	Trustee

Stephen Randolph Gross

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By:	/s/ R. Jay Gerken

R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated October 18, 2006.

SIGNATURES

          U.S. Treasury Reserves Portfolio has duly cased this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 28th day of December 2006.

U.S. TREASURY RESERVES PORTFOLIO

/s/ R. Jay Gerken

R. Jay Gerken
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 28, 2006.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Treasurer and Chief Financial Officer

Frances Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ Donald M. Carlton*	Trustee

Donald M. Carlton

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Stephen Randolph Gross*	Trustee

Stephen Randolph Gross

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By:	/s/ R. Jay Gerken

R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated October 18, 2006.

EXHIBIT INDEX

h(4)	Form of Amendment to the Amended and Restated Trustee Retirement Plan

j	Consent of Independent Registered Public Accounting Firm